Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
Schedule of other payables and accrued expenses
	As of December 31,
	2021	2022
	RMB	RMB
Business and other tax payables	65,228	77,502
Refundable deposits from employees and agents	21,284	19,789
Professional fees	8,998	3,586
Accrued expenses to third parties	23,719	29,861
Contributions from members of eHuzhu mutual aid program (Note 2(c))	51,144	43,140
Others	7,784	448
Total	178,157	174,326